Contract revenues (Tables)	12 Months Ended
Dec. 31, 2021
Contract revenues [Abstract]
Contract Revenues
The following tables provide contract revenue amounts from its LCAs for the years ended December 31, 2021, 2020 and 2019, respectively.

	For the years ended December 31,
In CHF thousands	2021	2020	2019
Lilly	—	14,348	105,662
Genentech	—	—	—
Janssen	—	1,083	1,173
Life Molecular Imaging	—	—	2,206
Biogen	—	—	1,063
Other	—	—	352
Total contract revenue	—	15,431	110,456

During the years ended December 31, 2021, 2020 and 2019, the Company recognized the following contract revenues as a result of changes in the contract asset and the contract liability balances in the respective periods:

	For the years ended December 31,
In CHF thousands	2021	2020	2019
Revenues recognized in the period from:
Amounts included in the contract liability at the beginning of the period	—	4,477	351
Performance obligations satisfied in previous periods	—	10,000	2,206

Changes in Contract Assets and Contract Liabilities
The following table presents changes in the Company’s contract assets and liabilities during the years ended December 31, 2021 and 2020:

In CHF Thousands	Balance at the beginning of the reporting period	Additions	Deductions	Balance at the end of the reporting period
Twelve months ended December 31, 2021:
Accrued income	1,591	1,635	(2,251)	975
Deferred income	306	1,635	(1,224)	717

Twelve months ended December 31, 2020:
Accrued income	1,095	2,354	(1,858)	1,591
Deferred income	4,477	1,467	(5,638)	306